Premiums Receivable and Other Insurance Assets (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Premiums Receivable and Other Insurance Assets [Abstract]
Prepaid Reinsurance Premiums	$ 382	$ 326
Reinsurance Receivables, Incurred but Not Reported Claims	120	143
Reinsurance Recoverables	18	12
Premiums Receivable, at Carrying Value	82	90
Deferred Policy Acquisition Costs	1,199	1,124
Premiums receivable and other insurance assets	$ 1,801	$ 1,695